COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

Supplemental balance sheet information related to leases as of December 31, 2021 is as follows:

Assets:
Operating lease - right-of-use assets	$1,488,258
Finance leases as a component of Property and equipment, net of accumulated depreciation of $1,735	18,278
Liabilities
Current
Current portion of operating leases	$860,528
Current portion of finance leases	7,421
Noncurrent
Operating lease liabilities, net of current portion	$685,304
Finance leases, net of current portion	12,592

Supplemental balance sheet information related to leases as of March 31, 2021 is as follows:

Assets:
Operating lease - right-of-use assets	$2,074,115
Finance leases as a component of property and equipment, net of accumulated depreciation of $18,136	25,390
Liabilities
Current
Current portion of operating leases	$794,938
Current portion of finance leases	2,546
Noncurrent
Operating lease liabilities, net of current portion	$1,334,010
Finance leases, net of current portion	-

SCHEDULE OF LEASE TERM AND DISCOUNT RATE

Supplemental statement of operations information related to leases for the three and nine months ended December 31, 2021 is as follows:

	Three Months Ended	Nine Months Ended
	December 31, 2021	December 31, 2021
Operating lease expense as a component of general and administrative expenses	$140,016	$604,347
Finance lease cost
Depreciation of leased assets as a component of depreciation	$1,041	$1,735
Interest on lease liabilities as a component of interest expense	$692	$1,068

Supplemental statement of operations information related to leases for the fiscal year ended March 31, 2021 is as follows:

Fiscal Year Ended
March 31, 2021
Operating lease expense as a component of general and administrative expenses	$790,715
Finance lease cost
Depreciation of leased assets as a component of depreciation	$6,218
Interest on lease liabilities as a component of interest expense	$370

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information related to leases for the nine months ended December 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases		$693,657
Financing cash flow paid for finance leases		$6,184

Lease term and Discount Rate
Weighted average remaining lease term (months)
Operating leases	21.1
Finance leases	31.0
Weighted average discount rate
Operating leases	6.25%
Finance leases	9.86%

Supplemental cash flow information related to leases for the nine months ended March 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$805,662
Financing cash flow paid for finance leases	$14,957

Lease term and Discount Rate
Weighted average remaining lease term (months)	30.0
Operating leases	2.0
Finance leases
Weighted average discount rate
Operating leases	6.25%
Finance leases	3.68%

SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING AND FINANCE LEASES

Scheduled maturities of operating and finance lease liabilities outstanding as of December 31, 2021 are as follows:

Year	Operating Leases	Finance Leases

2022	$937,590	$9,065
2023	674,488	9,065
2024	30,739	4,533
Total Minimum Future Payments	1,642,817	22,663

Less: Imputed Interest	96,985	2,650

Present Value of Lease Liabilities	$1,545,832	$20,013

Scheduled maturities of operating and finance lease liabilities outstanding as of March 31, 2021 are as follows:

Fiscal Year	Operating Leases	Finance Leases

2022	$682,373	$2,558
2023	931,948	-
2024	674,488	-
2025	30,739	-
Total Minimum Future Payments	2,319,548	2,558

Less: Imputed Interest	190,600	12

Present Value of Lease Liabilities	$2,128,948	$2,546